Derivatives - Schedule of Amount and Fair Value of Mortgage Banking Derivatives (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, notional amount	$ 2,265,000	$ 6,923,000
Derivative, fair Value	65,000	123,000
Forward Contracts [Member]
Derivative [Line Items]
Derivative, notional amount	2,500,000	6,250,000
Derivative, fair Value	$ (13,000)	$ 62,000